Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 7,879	$ 12,262
Due from related parties	3,123	7,311
Prepaid expenses	7,474	3,055
Total Current Assets	18,476	22,628
Deposits	23,032	60,033
Property, plant and equipment, net (Note 4)	399,781	180,039
TOTAL ASSETS	441,289	262,700
Accounts payable	631,780	503,883
Accounts payable – related parties	111,604	110,542
Accrued liabilities (Notes 5 and 9)	2,094,251	1,596,213
Note payable to related parties (Note 6)	118,912	85,193
Total Current Liabilities	2,956,547	2,295,831
Notes payable (Note 4)	204,760
TOTAL LIABILITIES	3,161,307	2,295,831
STOCKHOLDERS’ DEFICIT
Common stock, $0.001 par value 675,000,000 shares authorized; 196,809,384, and 195,233,427 common shares issued at June 30, 2011 and December 31, 2010, respectively.	196,809	195,233
Additional paid-in capital	30,099,469	29,392,934
Accumulated other comprehensive income	2,499	2,499
Cumulative foreign currency translation adjustment (Note 9)	(167,954)	(125,745)
Deficit accumulated during the development stage	(32,850,841)	(31,498,052)
Total Stockholders’ Deficit	(2,720,018)	(2,033,131)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 441,289	$ 262,700